Income/(loss) per share	6 Months Ended
Jun. 30, 2026
(Loss)/income per share
Income/(loss) per share

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

11.(Loss)/income per share

Basic (loss)/income per share is calculated by dividing the (loss)/income for the period attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the period.

Diluted (loss)/income per share is calculated by dividing the (loss)/income for the period attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The reported basic and diluted (loss)/income per share were as follows:

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
	$	$	$	$
(Loss)/income per share from continuing operations
Basic	(0.04)	0.16	0.15	0.30
Diluted	(0.04)	0.15	0.15	0.29

Income/(loss) per share from discontinued operations
Basic	0.02	(0.05)	0.04	(0.09)
Diluted	0.02	(0.05)	0.04	(0.09)

(Loss)/income per share
Basic	(0.03)	0.11	0.20	0.20
Diluted	(0.03)	0.10	0.19	0.20

The following tables set out the data used in the basic and diluted (loss)/income per share calculations:

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m
(Loss)/income from continuing operations
(Loss)/income for the period	(15.1)	52.5	52.0	99.5
Exclude: loss for the period attributable to non-controlling interests	—	—	—	—
(Loss)/income for the period attributable to owners of the Company	(15.1)	52.5	52.0	99.5

Income/(loss) from discontinued operations
Income/(loss) for the period	7.6	(20.2)	17.5	(36.5)
Exclude: (income)/loss for the period attributable to non-controlling interests	(1.3)	3.1	(2.5)	5.5
Income/(loss) for the period attributable to owners of the Company	6.3	(17.1)	15.0	(31.0)

(Loss)/income for the period	(7.5)	32.3	69.5	63.0
Exclude: (income)/loss for the period attributable to non-controlling interests	(1.3)	3.1	(2.5)	5.5
(Loss)/income for the period attributable to owners of the Company	(8.8)	35.4	67.0	68.5

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
	'000	'000	'000	'000

Weighted average number of ordinary shares outstanding	338,249	335,515	336,988	334,563
Weighted average number of potential ordinary shares	5,807	4,640	6,664	5,197

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

Potential ordinary shares relate to options granted under the Group’s share-based compensation schemes. Under IAS 33 Earnings per Share (“IAS 33”), potential ordinary shares are treated as dilutive when, and only when, their conversion into ordinary shares would decrease earnings per share or increase loss per share.